Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Defiance BMNR Option Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance BMNR Option Income ETF
Class Name	Defiance BMNR Option Income ETF
Trading Symbol	YBMN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance BMNR Option Income ETF for the period of November 24, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.defianceetfs.com/ybmn. You can also request this information by contacting us at 1-833-333-9383.
Additional Information Phone Number	1-833-333-9383
Additional Information Website	https://www.defianceetfs.com/ybmn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance BMNR Option Income ETF	$33	0.86%
[1],[2]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 2,758,623
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,758,623
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
United States Treasury Bill	98.3%
Bitmine Immersion Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $21.47	9.0%
Bitmine Immersion Technologies, Inc., Expiration: 05/08/2026; Exercise Price: $23.81	-1.4%
Bitmine Immersion Technologies, Inc., Expiration: 05/29/2026; Exercise Price: $21.47	-8.7%

Security Type	(%)*
U.S. Treasury Bills	98.3%
Purchased Options	9.0%
Written Options	-10.1%
Cash & Other	2.8%

Updated Prospectus Web Address	https://www.defianceetfs.com/ybmn

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.